SCHEDULE OF DISAGGREGATION OF REVENUE (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Revenues	$ 1,292		$ 110		$ 2,660		$ 1,087		$ 3,033		$ 665
Service [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	548	[1]	105	[1]	843	[1]	317	[1]	422	[2]	317	[2]
Product [Member]
Disaggregation of Revenue [Line Items]
Total Revenues	$ 744		$ 5		$ 1,817		$ 770		$ 2,611		$ 348

[1]	During the second quarter of 2022, the Company completed the development of a customer-specific project for a Fortune 500 multinational healthcare corporation and moved from the development phase of the project to its production phase. As a result, during the nine months ended September 30, 2024, the Company recognized development services revenues in the amount of $317 thousand and related development costs previously deferred in the amount of $180 thousand. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at seven years.
[2]	During the second quarter of 2022, the Company completed the development of to a customer-specific project for a Fortune 500 multinational healthcare corporation (“Customer A”) and moved from the development phase of the project to its production phase. As a result, during the year ended December 31, 2023, the Company recognized development services revenues and related development costs that had been previously deferred, in the amounts of $422 thousand and $239 thousand, respectively. The amounts were recognized based on the expected manufacturing term of the product, which the Company estimates at 7 years.